Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments

7. Commitments

Operating Leases

The Company leases office and laboratory space in Wilmington, Delaware under two separate noncancelable leases, which expire in November 2020 and March 2021, respectively. The Company has an option to renew both leases for additional 1-year and 6-months periods, respectively. The leases are classified as operating leases and the Company recognizes rent expense on a straight-line basis over the lease terms. The Company recognized rent expense of $0.7 and $0.9 million during the years ended December 31, 2018 and 2019, respectively, related to these leases.

The future minimum lease payments under the Company’s operating lease agreements as of December 31, 2019 are $1.0 million for 2020 and $21,000 for 2021, with no commitments thereafter. In June 2020, the Company extended the lease that was set to expire in November 2020 until December 2021.

Employment Agreements

The Company entered into employment agreements with key personnel providing for compensation and severance in certain circumstances, as defined in the respective employment agreements.

Other Research and Development Arrangements

The Company enters into agreements with contract research organizations (“CROs”) to assist in the performance of research and development activities. Expenditures to CROs will represent a significant cost in clinical development for the Company.